Brown Advisory Sustainable International Leaders Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Brazil - 3.0%
B3 SA - Brasil Bolsa Balcao	272,502	$967,989

Canada - 4.1%
Canadian National Railway Co.	4,759	489,823
Waste Connections, Inc.	5,196	844,224
		1,334,047

China - 9.2%
AIA Group Ltd.	144,472	1,605,276
ANTA Sports Products Ltd.	86,200	842,663
Tencent Holdings Ltd.	8,400	529,808
		2,977,747

Finland - 2.1%
Kone Oyj - Class B	10,422	665,351

France - 9.1%
Airbus SE	5,425	1,025,726
LVMH Moet Hennessy Louis Vuitton SE	1,641	897,056
Safran SA	3,115	1,019,324
		2,942,106

Germany - 7.8%
CTS Eventim AG & Co. KGaA	8,085	473,546
Deutsche Boerse AG	4,585	1,343,161
SAP SE	4,163	709,723
		2,526,430

India - 2.7%
HDFC Bank Ltd. - ADR	34,652	862,142

Indonesia - 2.2%
Bank Rakyat Indonesia Persero Tbk PT	3,570,556	713,472

Japan - 4.6%
Keyence Corp.	3,188	1,134,633
Nintendo Co., Ltd.	6,100	348,222
		1,482,855

Netherlands - 8.0%
ASML Holding NV	835	1,110,352
Universal Music Group NV	39,323	763,295
Wolters Kluwer NV	9,543	712,754
		2,586,401

Spain - 2.8%
Amadeus IT Group SA	15,740	900,030

Sweden - 1.8%
Atlas Copco AB - Class B	35,963	562,183

Switzerland - 5.6%
Cie Financiere Richemont SA	6,055	1,069,108
Roche Holding AG	1,879	749,892
		1,819,000

Taiwan - 4.4%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	4,168	1,408,576

United Kingdom - 27.3%
AstraZeneca PLC	5,589	1,092,866
Compass Group PLC	45,167	1,260,193
ConvaTec Group PLC	343,934	992,050
Diageo PLC	35,818	666,111
Experian PLC	29,010	1,003,580
Games Workshop Group PLC	1,517	358,612
Howden Joinery Group PLC	138,232	1,464,113
London Stock Exchange Group PLC	9,647	1,139,186
Rentokil Initial PLC	133,568	828,908
		8,805,619

United States - 2.5%
Booking Holdings, Inc.	194	816,802
TOTAL COMMON STOCKS (Cost $26,665,801)		31,370,750

SHORT-TERM INVESTMENTS - 0.9%	Shares	Value
Money Market Funds - 0.9% First American Government Obligations Fund - Class Z, 3.54% (a)	300,985	300,985
TOTAL SHORT-TERM INVESTMENTS (Cost $300,985)		300,985

TOTAL INVESTMENTS - 98.1% (Cost $26,966,786)		31,671,735
Other Assets in Excess of Liabilities - 1.9%		606,543
TOTAL NET ASSETS - 100.0%		$32,278,278

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Brown Advisory Sustainable International Leaders Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$5,389,556	$25,981,194	$–	$31,370,750
Money Market Funds	300,985	–	–	300,985
Total Investments	$5,690,541	$25,981,194	$–	$31,671,735

Refer to the Schedule of Investments for further disaggregation of investment categories.